Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of changes in goodwill

Goodwill
($ millions)	December 31, 2019	December 31, 2018
Beginning of year	690	633
Exchange adjustments	(34)	57
End of year	656	690